Net Loss Per Share - Summary of Calculation of Basic and Diluted Net Loss Per Share applicable to Common Stockholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (18,054,155)	$ (14,786,063)
Denominator:
Net loss per share - basic	$ (0.72)	$ (0.81)
Net loss per share - diluted	$ (0.72)	$ (0.81)
Weighted average number of common share - diluted	25,211,726	18,209,198
Weighted average number of common share - basic	25,211,726	18,209,198